Equity (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Equity
Share capital	€ 4,005	€ 4,005
Retained earnings	32,552	32,988
Cumulative currency translation differences	8,081	5,238
Other reserves and equity instruments:
Perpetual subordinated bonds	5,000	5,000
Legal reserve	959	959
Reserve for treasury shares	2,883	2,333
Reserve for OCI on cash flow hedging derivatives net of tax effect	(612)	36
Reserve for OCI on defined benefit plans net of tax effect	(91)	(88)
Reserve for OCI on equity-accounted investments	28	98
Reserve for OCI on other investments valued at fair value	160	98
Reserve for convertible bond issue	79	79
Treasury shares	(2,883)	(2,333)
Profit for the year	2,624	4,771
Equity attributable to equity holders of Eni	€ 52,785	€ 53,184